SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION OF FOREIGN CURRENCY

Translation of amounts from HKD into USD has been made at the following exchange rates:

Year-end $: HK$ exchange rate
May 31, 2026	US$1:HK$7.84
May 31, 2025	US$1:HK$7.84

Year average $: HK$ exchange rate
May 31, 2026	US$1:HK$7.81
May 31, 2025	US$1:HK$7.79
May 31, 2024	US$1:HK$7.82

SCHEDULE OF USEFUL LIFE OF PROPERTY AND EQUIPMENT
Machinery	5 years
Computer	3 years
Leasehold improvement	2 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table presents revenue by revenue stream for the years ended May 31, 2026, 2025 and 2024, respectively:

	For the years ended May 31,
	2026	2025	2024
Foundation works services – Fixed price contracts	7,355,603	10,553,999	3,829,720
Foundation works services – Unit price contracts	562,714	-	-
Foundation works consultancy services	784,320	115,591	315,347
Total	8,702,637	10,669,590	4,145,067

The following table presents revenue recognized over time and at a point in time for the years ended May 31, 2026, 2025 and 2024, respectively:

	For the years ended May 31,
	2026	2025	2024
Revenue recognized over time	7,918,317	10,553,999	3,829,720
Revenue recognized at a point in time	784,320	115,591	315,347
Total	8,702,637	10,669,590	4,145,067